Property and Equipment, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property and Equipment, Net [Line Items]
Loss or gain on disposal of property and equipment	$ (78,845)	$ 152,517	$ (4,982)
Depreciation expenses	$ 853,472	$ 796,369	$ 831,820
Property, Plant and Equipment [Member]
Property and Equipment, Net [Line Items]
Remaining useful life	20 years